Tax on income (Schedule of Deferred Taxes) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	₪ (9,888)	$ (3,100)	₪ (4,868)
Recognized in profit or loss	(3,443)		(5,020)
Ending Balance	(13,331)	(4,179)	(9,888)
Financial assets carried at fair value through profit or loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	(10,819)	(3,392)	(5,845)
Recognized in profit or loss	(3,293)		(4,974)
Ending Balance	(14,112)	(4,424)	(10,819)
Leases [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	27	8	19
Recognized in profit or loss	12		8
Ending Balance	39	12	27
Employees benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	521	163	501
Recognized in profit or loss	86		20
Ending Balance	607	190	521
Allowance of credit loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	219	69	317
Recognized in profit or loss	(134)		(98)
Ending Balance	85	27	219
Carry forward tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	164	52	140
Recognized in profit or loss	(114)		24
Ending Balance	₪ 50	$ 16	₪ 164